RULE 497 DOCUMENT
On behalf of Guggenheim Ultra Short Duration Fund (the “Fund”), a series of Guggenheim Funds Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on January 11, 2019 (Accession No. 0001628280-19-000234), which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST
Exhibit Number              Exhibit

EX-101.INS         XBRL Instance Document
EX-101.SCH         XBRL Taxonomy Extension Schema Document
EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB         XBRL Taxonomy Extension Label Linkbase
EX-101.PRE         XBRL Taxonomy Extension Presentation Linkbase